Trade Receivables (Details) - Schedule of Concentration Analysis on Trade Receivables - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer Concentartion Risk	11.00%	9.00%
Customer B [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer Concentartion Risk	9.00%	9.00%
Customer C [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer Concentartion Risk	8.00%	8.00%
Customer D [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer Concentartion Risk	7.00%	8.00%
Customer E [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer Concentartion Risk	7.00%	7.00%
Other Customer [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer Concentartion Risk	58.00%	59.00%
Customer [Member]
Schedule of Concentration Analysis on Trade Receivables [Line Items]
Customer Concentartion Risk	100.00%	100.00%